CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 416,829,316	$ 387,528,092
Restricted cash	482,125,017	363,137,210
Short-term investments	32,398,227	1,244,646
Accounts receivable	17,228,400	42,040,320
Other receivables	28,330,996	147,651,234
Deposits for land use rights	49,764,748	46,199,335
Other deposits and prepayments	261,491,522	254,048,288
Advances to suppliers	55,850,055	50,534,250
Real estate properties development completed	21,987,023	24,076,559
Real estate properties under development (including real estate properties under development of the consolidated variable interest entities ("Consolidated VIEs") to be used only to settle obligations of the Consolidated VIEs of US$321,477,961 and US$142,322,586 as of December 31, 2015 and June 30, 2016, respectively)	2,082,679,555	1,887,321,801
Amounts due from related party	45,590,748	58,630,172
Amounts due from employees	1,871,777	350,919
Other current assets	115,218	200,891
Total current assets	3,496,262,602	3,262,963,717
Real estate properties held for lease, net	68,663,976	71,132,582
Deposits for land use rights	78,417,179	107,798,448
Property and equipment, net	36,777,883	39,323,322
Other long-term investment	31,107,552	31,107,552
Investment in joint ventures	11,008,678	6,124,827
Deferred tax assets	28,806,865	15,488,557
Other assets	13,311,625	14,944,179
TOTAL ASSETS	3,764,356,360	3,548,883,184
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the Consolidated VIEs without recourse to the primary beneficiary of US$51,564,352 and US$42,669,182 as of December 31, 2015 and June 30, 2016, respectively)	457,770,011	471,175,849
Short-term bank loans and other debt (including short-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$12,064,181 as of December 31, 2015 and June 30, 2016, respectively)	226,678,954	222,226,246
Customer deposits (including customer deposits of the Consolidated VIEs without recourse to the primary beneficiary of US$11,510,875 and US$17,335,514 as of December 31, 2015 and June 30, 2016, respectively)	63,832,972	64,451,511
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiary of US$9,011,064 and US$10,105,126 as of December 31, 2015 and June 30, 2016, respectively)	98,036,514	106,034,490
Deferred tax liabilities	44,369,136	57,692,275
Other payables and accrued liabilities (including other payables and accrued liabilities of the Consolidated VIEs without recourse to the primary beneficiary of US$9,884,086 and US$12,096,352 as of December 31, 2015 and June 30, 2016, respectively)	105,786,177	106,126,369
Payroll and welfare payable (including payroll and welfare payable of the Consolidated VIEs without recourse to the primary beneficiary of US$2,017,480 and US$276,353 as of December 31, 2015 and June 30, 2016, respectively)	8,787,655	22,966,053
Current portion of long-term bank loans and other debt (including current portion of long-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of US$122,890,230 and US$125,015,080 as of December 31, 2015 and June 30, 2016, respectively)	809,094,078	594,834,196
Current maturities of capital lease obligations	3,001,999	3,065,612
Mandatorily redeemable non-controlling interests (including mandatorily redeemable non-controlling interests of the Consolidated VIEs without recourse to the primary beneficiary of US$615,991 and US$452,407 as of December 31, 2015 and June 30, 2016, respectively)	1,206,418	2,309,967
Amounts due to related party	15,080,227	0
Total current liabilities	1,833,644,141	1,650,882,568
Long-term bank loans	51,021,927	13,859,800
Deferred tax liabilities	20,711,472	13,500,239
Unrecognized tax benefits	18,081,473	17,842,283
Other long-term debt (including other long-term debt of the Consolidated VIEs without recourse to the primary beneficiary of US$65,603,055 and nil as of December 31, 2015 and June 30, 2016, respectively)	892,098,022	897,503,703
Capital lease obligations, net of current maturities	16,548,786	18,111,007
Mandatorily redeemable non-controlling interests (including mandatorily redeemable non-controlling interests of the Consolidated VIEs without recourse to the primary beneficiary of US$615,991 and US$452,407 as of December 31, 2015 and June 30, 2016, respectively)	452,407	1,231,982
Total liabilities	2,832,558,228	2,612,931,582
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized-500,000,000; shares issued and outstanding- 133,417,607 shares as of June 30, 2016 (December 31, 2015: 142,802,936 shares)	15,935	15,835
Treasury shares	(45,262,256)	(24,045,440)
Additional paid-in capital	533,954,918	531,233,336
Statutory reserves	79,255,415	80,049,764
Retained earnings	344,197,018	317,765,089
Accumulated other comprehensive income	11,516,001	30,951,837
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	923,677,031	935,970,421
Non-controlling interest	8,121,101	(18,819)
Total equity	931,798,132	935,951,602
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,764,356,360	$ 3,548,883,184